Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Reserve for excess and obsolete inventory	$ 813	$ 518	$ 191